Supplemental Condensed Combining Information (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Net revenue	$ 3,194,052	$ 2,946,199	$ 6,230,440	$ 5,828,328
Cost of revenues	2,072,125	1,934,591	4,073,414	3,852,428
Gross profit	1,121,927	1,011,608	2,157,026	1,975,900
Selling, general and administrative			(1,149,466)	(1,039,694)
Research and development	26,783	21,373	52,932	44,462
Operating income	509,544	466,565	954,628	891,744
Interest, net			146,169	135,649
Other, net			0	0
Income before income taxes	434,940	398,341	808,459	756,095
Income tax expense	148,856	129,075	273,260	256,603
Net Income	286,084	269,266	535,199	499,492
Less: Net income attributable to noncontrolling interests	25,323	20,997	53,737	40,107
Income attributable to the Company	260,761	248,269	481,462	459,385
Current assets:
Cash and cash equivalents	449,253	572,851	449,253	572,851	522,870	301,225
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,947,033		2,947,033		2,573,258
Accounts receivable from related parties	114,873		114,873		113,976
Inventories	976,893		976,893		809,097
Prepaid expenses and other current assets	985,154		985,154		783,231
Deferred tax asset, current	348,731		348,731		350,162
Total current assets	5,821,937		5,821,937		5,152,594
Property, plant and equipment, net	2,656,984		2,656,984		2,527,292
Intangible assets	696,707		696,707		692,544
Goodwill	8,902,372		8,902,372		8,140,468
Deferred tax asset, non-current	91,284		91,284		93,168
Total assets	19,052,634		19,052,634		17,094,661
Current liabilities:
Accounts payable	490,799		490,799		420,637
Accounts payable to related parties	135,836		135,836		121,887
Accrued expenses and other current liabilities	1,687,871		1,687,871		1,537,423
Short-term borrowings and other financial liabilities	760,957		760,957		670,671
Short Term Borrowings Due To Related Parties Current	161,363		161,363		9,683
Current portion of long-term debt and capital lease obligations	230,817		230,817		263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0		0		625,549
Income tax payable, current	120,877		120,877		117,542
Deferred tax liability, current	29,774		29,774		22,349
Total current liabilities	3,618,294		3,618,294		3,789,723
Total long-term debt less current maturities	5,960,463		5,960,463		4,309,676
Other liabilities	273,255		273,255		294,015
Pension liabilities	211,099		211,099		190,150
Income tax payable, non-current	180,931		180,931		200,581
Deferred tax liability, non-current	580,866		580,866		506,896
Total liabilities	10,824,908		10,824,908		9,291,041
Noncontrolling interests subject to put provisions	306,723		306,723		279,709
Company shareholders' equity	7,770,401		7,770,401		7,377,258
Noncontrolling interests not subject to put provisions	150,602		150,602		146,653
Total equity	7,921,003		7,921,003		7,523,911	6,798,390
Total liabilities and equity	19,052,634		19,052,634		17,094,661
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative			(2)	(8)
Operating income			(2)	(8)
Interest, net			(1,936)	(360)
Income before income taxes			1,934	352
Income tax expense			715	100
Net Income			1,219	252
Income attributable to the Company			1,219	252
Current assets:
Cash and cash equivalents	6	98	6	98	123
Accounts receivable from related parties	1,274,828		1,274,828		16,542
Prepaid expenses and other current assets					1
Total current assets	1,274,834		1,274,834		16,666
Other assets	0		0		494,231
Total assets	1,274,834		1,274,834		510,897
Current liabilities:
Accounts payable to related parties	101		101		229
Accrued expenses and other current liabilities	20,394		20,394		15,866
Income tax payable, current	715		715		24
Total current liabilities	21,520		21,520		16,119
Total long-term debt less current maturities	1,194,595		1,194,595		494,231
Total liabilities	1,216,115		1,216,115		510,350
Company shareholders' equity	58,719		58,719		547
Total equity	58,719		58,719		547
Total liabilities and equity	1,274,834		1,274,834		510,897
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			(36,236)	(63,750)
Operating income			(36,236)	(63,750)
Interest, net			40,063	12,953
Other, net			(611,365)	(573,536)
Income before income taxes			535,066	496,833
Income tax expense			53,604	37,448
Net Income			481,462	459,385
Income attributable to the Company			481,462	459,385
Current assets:
Cash and cash equivalents	170	73,665	170	73,665	147,177
Accounts receivable from related parties	3,627,849		3,627,849		2,418,066
Prepaid expenses and other current assets	155,071		155,071		111,594
Deferred tax asset, current	7,916		7,916		14,221
Total current assets	3,791,006		3,791,006		2,691,058
Property, plant and equipment, net	444		444		390
Intangible assets	350		350		428
Deferred tax asset, non-current	6,061		6,061		9,463
Other assets	7,705,852		7,705,852		7,201,295
Total assets	11,503,713		11,503,713		9,902,634
Current liabilities:
Accounts payable	940		940		5,738
Accounts payable to related parties	1,398,600		1,398,600		952,141
Accrued expenses and other current liabilities	100,155		100,155		122,000
Short-term borrowings and other financial liabilities	104		104		121
Current portion of long-term debt and capital lease obligations	67,051		67,051		106,862
Income tax payable, current	82,593		82,593		54,366
Total current liabilities	1,649,443		1,649,443		1,241,228
Total long-term debt less current maturities	1,277,715		1,277,715		870,348
Long term borrowings from related parties	791,139		791,139		334,428
Other liabilities	7,202		7,202		73,382
Pension liabilities	6,670		6,670		4,933
Income tax payable, non-current	1,143		1,143		1,057
Total liabilities	3,733,312		3,733,312		2,525,376
Company shareholders' equity	7,770,401		7,770,401		7,377,258
Total equity	7,770,401		7,770,401		7,377,258
Total liabilities and equity	11,503,713		11,503,713		9,902,634
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			934,792	784,670
Cost of revenues			584,172	501,977
Gross profit			350,620	282,693
Selling, general and administrative			(97,705)	(72,357)
Research and development			34,212	30,255
Operating income			218,703	180,081
Interest, net			3,809	1,429
Other, net			144,905	127,397
Income before income taxes			69,989	51,255
Income tax expense			60,749	51,352
Net Income			9,240	(97)
Income attributable to the Company			9,240	(97)
Current assets:
Cash and cash equivalents	83	151	83	151	225
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	185,556		185,556		157,755
Accounts receivable from related parties	994,836		994,836		667,484
Inventories	237,033		237,033		184,948
Prepaid expenses and other current assets	28,824		28,824		11,341
Total current assets	1,446,332		1,446,332		1,021,753
Property, plant and equipment, net	181,039		181,039		168,939
Intangible assets	67,731		67,731		65,684
Goodwill	66,294		66,294		65,315
Deferred tax asset, non-current	5,913		5,913		4,693
Other assets	651,219		651,219		644,523
Total assets	2,418,528		2,418,528		1,970,907
Current liabilities:
Accounts payable	36,144		36,144		22,387
Accounts payable to related parties	1,006,740		1,006,740		670,613
Accrued expenses and other current liabilities	130,097		130,097		94,978
Deferred tax liability, current	8,420		8,420		5,513
Total current liabilities	1,182,124		1,182,124		793,491
Long term borrowings from related parties	224,040		224,040		208,368
Other liabilities	11,877		11,877		11,241
Pension liabilities	162,306		162,306		143,362
Total liabilities	1,580,347		1,580,347		1,156,462
Company shareholders' equity	838,181		838,181		814,445
Total equity	838,181		838,181		814,445
Total liabilities and equity	2,418,528		2,418,528		1,970,907
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			52,627	(45,197)
Operating income			52,627	(45,197)
Interest, net			62,721	27,293
Other, net			(332,306)	(289,983)
Income before income taxes			322,212	217,493
Income tax expense			(3,982)	(28,561)
Net Income			326,194	246,054
Income attributable to the Company			326,194	246,054
Current assets:
Cash and cash equivalents					0
Accounts receivable from related parties	670,736		670,736		441,601
Prepaid expenses and other current assets	150		150		50
Total current assets	670,886		670,886		441,651
Other assets	10,386,845		10,386,845		9,320,731
Total assets	11,057,731		11,057,731		9,762,382
Current liabilities:
Accounts payable to related parties	1,546,648		1,546,648		1,538,658
Accrued expenses and other current liabilities	1,835		1,835		2,054
Current portion of long-term debt and capital lease obligations	41,145		41,145		101,145
Total current liabilities	1,589,628		1,589,628		1,641,857
Total long-term debt less current maturities	1,561,619		1,561,619		1,357,745
Long term borrowings from related parties	0		0		494,231
Total liabilities	3,151,247		3,151,247		3,493,833
Company shareholders' equity	7,906,484		7,906,484		6,268,549
Total equity	7,906,484		7,906,484		6,268,549
Total liabilities and equity	11,057,731		11,057,731		9,762,382
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			6,676,858	6,181,531
Cost of revenues			4,848,221	4,477,730
Gross profit			1,828,637	1,703,801
Selling, general and administrative			(1,070,828)	(869,660)
Research and development			18,720	14,207
Operating income			739,089	819,934
Interest, net			47,235	90,660
Other, net			0
Income before income taxes			691,854	729,274
Income tax expense			291,583	299,439
Net Income			400,271	429,835
Income attributable to the Company			400,271	429,835
Current assets:
Cash and cash equivalents	448,994	296,827	448,994	296,827	342,401
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,761,477		2,761,477		2,415,503
Accounts receivable from related parties	3,885,243		3,885,243		2,826,527
Inventories	848,191		848,191		711,053
Prepaid expenses and other current assets	839,367		839,367		662,188
Deferred tax asset, current	329,305		329,305		317,644
Total current assets	9,112,577		9,112,577		7,275,316
Property, plant and equipment, net	2,585,221		2,585,221		2,458,364
Intangible assets	628,626		628,626		626,432
Goodwill	8,836,078		8,836,078		8,075,153
Deferred tax asset, non-current	116,957		116,957		121,875
Other assets	(7,315,138)		(7,315,138)		(6,581,295)
Total assets	13,964,321		13,964,321		11,975,845
Current liabilities:
Accounts payable	453,405		453,405		392,512
Accounts payable to related parties	6,591,570		6,591,570		3,210,393
Accrued expenses and other current liabilities	1,455,500		1,455,500		1,292,562
Short-term borrowings and other financial liabilities	760,130		760,130		670,550
Short Term Borrowings Due To Related Parties Current	107,530		107,530		2,004
Current portion of long-term debt and capital lease obligations	122,621		122,621		55,975
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0		0		625,549
Income tax payable, current	43,292		43,292		62,504
Deferred tax liability, current	37,030		37,030		27,143
Total current liabilities	9,571,078		9,571,078		6,339,192
Total long-term debt less current maturities	5,211,148		5,211,148		4,069,605
Long term borrowings from related parties	3,776		3,776		400,883
Other liabilities	201,250		201,250		184,542
Pension liabilities	42,123		42,123		41,855
Income tax payable, non-current	55,178		55,178		75,055
Deferred tax liability, non-current	597,347		597,347		522,521
Total liabilities	15,681,900		15,681,900		11,633,653
Noncontrolling interests subject to put provisions	306,723		306,723		279,709
Company shareholders' equity	(2,174,904)		(2,174,904)		(84,170)
Noncontrolling interests not subject to put provisions	150,602		150,602		146,653
Total equity	(2,024,302)		(2,024,302)		62,483
Total liabilities and equity	13,964,321		13,964,321		11,975,845
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(1,381,210)	(1,137,873)
Cost of revenues			(1,358,979)	(1,127,279)
Gross profit			(22,231)	(10,594)
Selling, general and administrative			2,678	11,278
Operating income			(19,553)	684
Interest, net			(5,723)	3,674
Other, net			798,766	736,122
Income before income taxes			(812,596)	(739,112)
Income tax expense			(129,409)	(103,175)
Net Income			(683,187)	(635,937)
Less: Net income attributable to noncontrolling interests			53,737	40,107
Income attributable to the Company			(736,924)	(676,044)
Current assets:
Cash and cash equivalents		202,110		202,110	32,944
Accounts receivable from related parties	(10,338,619)		(10,338,619)		(6,256,244)
Inventories	(108,331)		(108,331)		(86,904)
Prepaid expenses and other current assets	(38,258)		(38,258)		(1,943)
Deferred tax asset, current	11,510		11,510		18,297
Total current assets	(10,473,698)		(10,473,698)		(6,293,850)
Property, plant and equipment, net	(109,720)		(109,720)		(100,401)
Deferred tax asset, non-current	(37,647)		(37,647)		(42,863)
Other assets	(10,545,428)		(10,545,428)		(10,590,890)
Total assets	(21,166,493)		(21,166,493)		(17,028,004)
Current liabilities:
Accounts payable to related parties	(10,407,823)		(10,407,823)		(6,250,147)
Accrued expenses and other current liabilities	(20,110)		(20,110)		9,963
Short Term Borrowings Due To Related Parties Current	53,833		53,833		7,679
Income tax payable, current	(5,723)		(5,723)		648
Deferred tax liability, current	(15,676)		(15,676)		(10,307)
Total current liabilities	(10,395,499)		(10,395,499)		(6,242,164)
Total long-term debt less current maturities	(3,284,614)		(3,284,614)		(2,482,253)
Long term borrowings from related parties	(1,018,955)		(1,018,955)		(1,437,910)
Other liabilities	52,926		52,926		24,850
Income tax payable, non-current	124,610		124,610		124,469
Deferred tax liability, non-current	(16,481)		(16,481)		(15,625)
Total liabilities	(14,538,013)		(14,538,013)		(10,028,633)
Company shareholders' equity	(6,628,480)		(6,628,480)		(6,999,371)
Total equity	(6,628,480)		(6,628,480)		(6,999,371)
Total liabilities and equity	$ (21,166,493)		$ (21,166,493)		$ (17,028,004)